Amplify Etho Climate Leadership U.S. ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Communication Services - 4.4%
Alphabet, Inc. - Class A	2,705	$846,665
Cable One, Inc.	1,568	176,949
Cargurus, Inc. (a)	14,330	549,555
Cars.com, Inc. (a)	36,942	450,692
Electronic Arts, Inc.	2,895	591,535
Eventbrite, Inc. - Class A (a)	197,837	880,375
John Wiley & Sons, Inc. - Class A	9,572	293,190
Netflix, Inc. (a)	4,476	419,670
New York Times Co. - Class A	8,454	586,877
Omnicom Group, Inc.	5,137	414,813
Paramount Skydance Corp.	35,177	471,372
Pinterest, Inc. - Class A (a)	13,466	348,635
TEGNA, Inc.	23,202	450,351
T-Mobile US, Inc.	1,578	320,397
		6,801,076

Consumer Discretionary - 13.4%
Asbury Automotive Group, Inc. (a)	1,890	439,482
Booking Holdings, Inc.	91	487,335
Boot Barn Holdings, Inc. (a)	3,886	685,762
Burlington Stores, Inc. (a)	1,748	504,910
Carter's, Inc.	10,391	336,980
Cheesecake Factory, Inc.	8,670	437,662
Chipotle Mexican Grill, Inc. (a)	8,339	308,543
Columbia Sportswear Co.	5,595	308,228
Crocs, Inc. (a)	3,931	336,179
Deckers Outdoor Corp. (a)	3,733	387,000
Dorman Products, Inc. (a)	3,463	426,607
Etsy, Inc. (a)	8,848	490,533
Five Below, Inc. (a)	5,571	1,049,354
Floor & Decor Holdings, Inc. - Class A (a)	5,187	315,836
Frontdoor, Inc. (a)	10,865	626,802
Gentherm, Inc. (a)	15,611	567,772
G-III Apparel Group Ltd.	15,309	443,349
H&R Block, Inc.	7,705	335,784
Haverty Furniture Cos., Inc.	21,822	509,762
Helen of Troy Ltd. (a)	7,828	166,345
Home Depot, Inc.	1,152	396,403
Installed Building Products, Inc.	2,443	633,690
Kontoor Brands, Inc.	6,594	402,827
La-Z-Boy, Inc.	10,799	402,479
LCI Industries	4,889	593,231
Levi Strauss & Co. - Class A	27,186	563,838
Lithia Motors, Inc.	1,428	474,567
Meritage Homes Corp.	5,966	392,563
Movado Group, Inc.	26,457	545,543
O'Reilly Automotive, Inc. (a)	4,371	398,679
Planet Fitness, Inc. - Class A (a)	4,321	468,699
Pool Corp.	1,327	303,551
Ralph Lauren Corp.	1,903	672,920
RH (a)	1,786	319,962
Rivian Automotive, Inc. - Class A (a)	33,529	660,857
Ross Stores, Inc.	3,284	591,580
Steven Madden Ltd.	15,884	661,410
TJX Cos., Inc.	3,450	529,954
Visteon Corp.	5,397	513,255
Wayfair, Inc. - Class A (a)	13,033	1,308,643
YETI Holdings, Inc. (a)	12,611	557,028
		20,555,904

Consumer Staples - 2.9%
elf Beauty, Inc. (a)	6,648	505,514
Estee Lauder Cos., Inc. - Class A	6,381	668,218
Hain Celestial Group, Inc. (a)	100,890	107,952
Marzetti Co.	2,411	396,417
Performance Food Group Co. (a)	5,309	477,385
PriceSmart, Inc.	4,770	585,136
Sprouts Farmers Market, Inc. (a)	2,743	218,535
SunOpta, Inc. (a)	86,151	327,374
TreeHouse Foods, Inc. (a)	15,409	363,498
USANA Health Sciences, Inc. (a)	15,525	304,756
Walmart, Inc.	4,786	533,208
		4,487,993

Financials - 13.9%
Ally Financial, Inc.	11,647	527,493
Amerant Bancorp, Inc.	20,443	398,843
American Express Co.	1,557	576,012
Arthur J Gallagher & Co.	1,215	314,430
Associated Banc-Corp.	18,890	486,606
Bank of Hawaii Corp.	6,186	422,937
Bank OZK	9,804	451,180
BankUnited, Inc.	12,347	550,306
Banner Corp.	6,656	417,065
BOK Financial Corp.	4,056	480,474
Brown & Brown, Inc.	3,351	267,075
Camden National Corp.	10,549	457,616
Cass Information Systems, Inc.	9,801	406,938
Cohen & Steers, Inc.	5,295	332,420
Columbia Banking System, Inc.	17,232	481,634
Comerica, Inc.	7,202	626,070
Commerce Bancshares, Inc.	7,109	372,069
Essent Group Ltd.	7,343	477,368
First Busey Corp.	19,787	470,733
First Citizens BancShares, Inc. - Class A	226	485,037
First Financial Bancorp	17,060	426,841
First Financial Bankshares, Inc.	11,744	350,793
First Horizon Corp.	21,776	520,446
Global Payments, Inc.	4,294	332,356
Hamilton Lane, Inc. - Class A	2,831	380,232
Hancock Whitney Corp.	8,085	514,853
Huntington Bancshares, Inc.	28,265	490,398
Jack Henry & Associates, Inc.	2,304	420,434
LPL Financial Holdings, Inc.	1,278	456,463
M&T Bank Corp.	2,373	478,112
Mastercard, Inc. - Class A	764	436,152
MGIC Investment Corp.	17,034	497,733
NMI Holdings, Inc. - Class A (a)	11,579	472,307
OneMain Holdings, Inc.	8,888	600,384
PayPal Holdings, Inc.	6,408	374,099
Piper Sandler Cos.	1,694	575,469
Primerica, Inc.	1,479	382,114
Prosperity Bancshares, Inc.	5,937	410,306
Selective Insurance Group, Inc.	4,607	385,468
Southside Bancshares, Inc.	14,795	449,620
Visa, Inc. - Class A	1,196	419,449
W R Berkley Corp.	5,922	415,251
WaFd, Inc.	14,883	476,703
Webster Financial Corp.	8,225	517,682
Wintrust Financial Corp.	3,744	523,486
WSFS Financial Corp.	8,102	447,554
Zions Bancorp NA	8,524	498,995
		21,256,006

Health Care - 14.5%
Agios Pharmaceuticals, Inc. (a)	14,247	387,803
Alnylam Pharmaceuticals, Inc. (a)	1,546	614,767
Amgen, Inc.	1,363	446,124
Amicus Therapeutics, Inc. (a)	51,156	728,461
Arrowhead Pharmaceuticals, Inc. (a)	32,766	2,175,335
AtriCure, Inc. (a)	12,940	511,906
Axsome Therapeutics, Inc. (a)	3,579	653,669
Bruker Corp.	10,028	472,419
Catalyst Pharmaceuticals, Inc. (a)	17,214	401,775
Corcept Therapeutics, Inc. (a)	3,666	127,577
Cytokinetics, Inc. (a)	10,387	659,990
DexCom, Inc. (a)	6,113	405,720
Edwards Lifesciences Corp. (a)	5,759	490,955
Encompass Health Corp.	4,130	438,358
Exact Sciences Corp. (a)	9,643	979,343
Exelixis, Inc. (a)	11,307	495,586
Glaukos Corp. (a)	4,241	478,851
Globus Medical, Inc. - Class A (a)	5,703	497,929
Haemonetics Corp. (a)	6,569	526,505
Halozyme Therapeutics, Inc. (a)	6,542	440,277
IDEXX Laboratories, Inc. (a)	994	672,471
Insulet Corp. (a)	1,590	451,942
Integer Holdings Corp. (a)	3,548	278,270
Intuitive Surgical, Inc. (a)	843	477,441
Ironwood Pharmaceuticals, Inc. (a)	283,971	956,982
Lantheus Holdings, Inc. (a)	4,290	285,499
Masimo Corporation (a)	2,506	325,930
Medpace Holdings, Inc. (a)	1,370	769,461
Merit Medical Systems, Inc. (a)	3,949	348,065
Moderna, Inc. (a)	14,724	434,211
Neogen Corp. (a)	48,147	336,548
Neurocrine Biosciences, Inc. (a)	3,774	535,266
Penumbra, Inc. (a)	1,561	485,331
Protagonist Therapeutics, Inc. (a)	8,632	753,919
Regeneron Pharmaceuticals, Inc.	660	509,434
Repligen Corp. (a)	3,281	537,625
Ultragenyx Pharmaceutical, Inc. (a)	11,563	265,949
United Therapeutics Corp. (a)	1,354	659,736
Veeva Systems, Inc. - Class A (a)	1,802	402,260
Vertex Pharmaceuticals, Inc. (a)	861	390,343
Waters Corp. (a)	1,133	430,347
		22,240,380

Industrials - 15.1%
AAON, Inc.	5,355	408,319
Alamo Group, Inc.	2,350	394,494
Applied Industrial Technologies, Inc.	1,860	477,592
Atkore, Inc.	7,035	444,964
Automatic Data Processing, Inc.	1,378	354,463
AZZ, Inc.	5,014	537,401
Bloom Energy Corp. - Class A (a)	21,233	1,844,935
Brady Corp. - Class A	5,953	466,537
Builders FirstSource, Inc. (a)	3,336	343,241
Carpenter Technology Corporation	2,309	726,966
Dayforce, Inc. (a)	7,156	494,909
Ennis, Inc.	21,379	385,036
Forward Air Corp. (a)	20,778	519,450
Franklin Covey Co. (a)	15,160	254,385
Franklin Electric Co., Inc.	4,474	427,401
HNI Corp.	9,571	402,365
Hub Group, Inc. - Class A	11,322	482,430
Illinois Tool Works, Inc.	1,698	418,217
JBT Marel Corp.	3,421	515,442
Johnson Controls International PLC	5,256	629,406
Kadant, Inc.	1,242	353,995
Kelly Services, Inc. - Class A	32,243	283,738
Lennox International, Inc.	748	363,214
Liquidity Services, Inc. (a)	13,461	408,003
Matson, Inc.	3,280	405,244
Modine Manufacturing Co. (a)	5,439	726,161
MSA Safety, Inc.	2,865	458,801
MYR Group, Inc. (a)	3,691	806,483
NORDSON Corp.	2,085	501,297
Paychex, Inc.	2,752	308,719
Paycom Software, Inc.	1,918	305,652
Resideo Technologies, Inc. (a)	23,584	828,270
Robert Half, Inc.	7,950	215,922
Rockwell Automation, Inc.	1,629	633,795
Rush Enterprises, Inc. - Class A	7,876	424,831
SiteOne Landscape Supply, Inc. (a)	3,437	428,113
SS&C Technologies Holdings, Inc.	5,030	439,723
Sunrun, Inc. (a)	71,235	1,310,724
Thermon Group Holdings, Inc. (a)	14,989	556,991
Trex Co., Inc. (a)	7,207	252,822
TriNet Group, Inc.	5,313	314,158
United Rentals, Inc.	669	541,435
Verisk Analytics, Inc.	1,410	315,403
Watts Water Technologies, Inc. - Class A	2,055	567,221
WW Grainger, Inc.	425	428,846
Xylem, Inc.	3,516	478,809
		23,186,323

Information Technology - 27.7% (b)
A10 Networks, Inc.	25,732	455,199
ACI Worldwide, Inc. (a)	7,630	364,790
Adobe, Inc. (a)	1,088	380,789
Advanced Micro Devices, Inc. (a)	4,063	870,132
Amkor Technology, Inc.	23,274	918,858
Analog Devices, Inc.	2,087	565,994
Apple, Inc.	1,884	512,184
Applied Materials, Inc.	2,892	743,215
Arista Networks, Inc. (a)	5,388	705,990
Asana, Inc. - Class A (a)	28,576	391,777
Autodesk, Inc. (a)	1,594	471,840
Badger Meter, Inc.	2,193	382,481
BILL Holdings, Inc. (a)	9,096	496,096
BlackLine, Inc. (a)	8,621	476,655
Box, Inc. - Class A (a)	13,491	403,516
Cadence Design System, Inc. (a)	1,641	512,944
Calix, Inc. (a)	11,779	623,463
CDW Corp.	2,626	357,661
Ciena Corp. (a)	6,908	1,615,574
Cisco Systems, Inc.	6,822	525,499
Cloudflare, Inc. - Class A (a)	3,704	730,244
Cognex Corp.	14,058	505,807
Cohu, Inc. (a)	28,378	660,356
CTS Corp.	10,067	431,572
Datadog, Inc. - Class A (a)	4,208	572,246
Docusign, Inc. (a)	5,128	350,755
Dropbox, Inc. - Class A (a)	15,628	434,458
Dynatrace, Inc. (a)	8,853	383,689
Enphase Energy, Inc. (a)	6,748	216,273
Entegris, Inc.	4,783	402,968
Extreme Networks, Inc. (a)	31,552	525,341
F5, Inc. (a)	1,568	400,248
FormFactor, Inc. (a)	14,756	823,090
Gartner, Inc. (a)	998	251,775
GoDaddy, Inc. - Class A (a)	2,317	287,493
HubSpot, Inc. (a)	733	294,153
Insight Enterprises, Inc. (a)	2,783	226,731
InterDigital, Inc.	2,030	646,311
International Business Machines Corp.	1,701	503,853
IPG Photonics Corp. (a)	6,611	473,348
KLA Corp.	617	749,704
Lattice Semiconductor Corp. (a)	7,959	585,623
Littelfuse, Inc.	2,136	540,237
Lumentum Holdings, Inc. (a)	6,696	2,468,079
Marvell Technology, Inc.	6,792	577,184
MaxLinear, Inc. (a)	38,438	669,974
Microsoft Corp.	1,116	539,720
MKS, Inc.	5,231	835,914
MongoDB, Inc. (a)	2,380	998,862
Monolithic Power Systems, Inc.	722	654,392
NetApp, Inc.	4,783	512,212
NetScout Systems, Inc. (a)	19,868	537,628
Novanta, Inc. (a)	3,265	388,502
Nutanix, Inc. - Class A (a)	5,980	309,106
NVIDIA Corp.	3,852	718,398
Okta, Inc. (a)	3,967	343,027
Power Integrations, Inc.	8,378	297,754
Progress Software Corp. (a)	8,104	348,148
PTC, Inc. (a)	2,694	469,322
Pure Storage, Inc. - Class A (a)	9,429	631,837
Qualcomm, Inc.	2,748	470,045
Rambus, Inc. (a)	8,063	740,909
RingCentral, Inc. - Class A (a)	16,859	486,888
Rogers Corp. (a)	6,182	566,086
Roper Technologies, Inc.	712	316,933
Salesforce, Inc.	1,566	414,849
ScanSource, Inc. (a)	12,274	479,422
ServiceNow, Inc. (a)	2,622	401,664
Teradyne, Inc.	5,065	980,381
Texas Instruments, Inc.	2,363	409,957
Trimble, Inc. (a)	6,359	498,228
Twilio, Inc. - Class A (a)	4,263	606,369
Universal Display Corp.	3,014	351,975
VeriSign, Inc.	1,654	401,839
Workday, Inc. - Class A (a)	1,788	384,027
Zoom Communications, Inc. - Class A (a)	5,659	488,315
Zscaler, Inc. (a)	2,104	473,232
		42,542,110

Materials - 1.2%
AptarGroup, Inc.	2,815	343,318
Balchem Corp.	2,509	384,780
Element Solutions, Inc.	18,592	464,614
Kronos Worldwide, Inc.	57,058	252,196
Stepan Co.	7,709	365,098
		1,810,006

Real Estate - 0.2%
CoStar Group, Inc. (a)	5,269	354,287

Utilities - 2.0%
American States Water Co.	5,378	389,797
American Water Works Co., Inc.	2,866	374,013
California Water Service Group	8,730	378,271
Clearway Energy, Inc. - Class A	15,131	475,416
Middlesex Water Co.	6,602	332,873
Ormat Technologies, Inc.	5,915	653,430
XPLR Infrastructure LP (a)	43,941	439,410
		3,043,210
TOTAL COMMON STOCKS (Cost $122,826,849)		146,277,295

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.4%	Shares	Value
Financials - 0.3%
AGNC Investment Corp.	46,736	501,010

Real Estate - 4.1%
Agree Realty Corp.	5,502	396,309
American Assets Trust, Inc.	21,478	406,578
Apple Hospitality REIT, Inc.	33,568	397,781
Cousins Properties, Inc.	14,369	370,433
First Industrial Realty Trust, Inc.	7,833	448,596
Hudson Pacific Properties, Inc. (a)	20,276	219,589
Kimco Realty Corp.	20,153	408,501
Prologis, Inc.	3,794	484,342
Realty Income Corp.	7,386	416,349
Rexford Industrial Realty, Inc.	10,830	419,337
Ryman Hospitality Properties, Inc.	4,642	439,226
Simon Property Group, Inc.	2,566	474,992
Sunstone Hotel Investors, Inc.	44,973	402,059
WP Carey, Inc.	6,744	434,044
Xenia Hotels & Resorts, Inc.	36,019	509,309
		6,227,445
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $7,380,281)		6,728,455

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (c)	1,621,625	1,621,625
TOTAL MONEY MARKET FUNDS (Cost $1,621,625)		1,621,625

TOTAL INVESTMENTS - 100.8% (Cost $131,828,755)		154,627,375
Liabilities in Excess of Other Assets - (0.8)%		(1,265,950)
TOTAL NET ASSETS - 100.0%		$153,361,425

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify Etho Climate Leadership U.S. ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$146,277,295	$–	$–	$146,277,295
Real Estate Investment Trusts - Common	6,728,455	–	–	6,728,455
Money Market Funds	1,621,625	–	–	1,621,625
Total Investments	$154,627,375	$–	$–	$154,627,375

Refer to the Schedule of Investments for further disaggregation of investment categories.